Document and Entity Information	Apr. 28, 2022
Prospectus:
Document Type	497
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2022
Document Effective Date	Apr. 28, 2022
Prospectus Date	Feb. 28, 2022
MainStay Growth Allocation Fund | Class R1
Prospectus:
Trading Symbol	MGDJX